Debt	12 Months Ended
Jan. 02, 2016
Debt Disclosure [Abstract]
Indebtedness
DEBT
Total debt consists of the following obligations:

(In millions)	January 2, 2016	January 3, 2015
Term Loan A Facility, due July 13, 2020	$444.4	$525.2
Public Bonds, 6.125% interest, due October 15, 2020	375.0	375.0
Capital lease obligation	0.6	0.6
Unamortized debt issuance costs	(10.2)	(13.2)
Total debt	$809.8	$887.6

On July 13, 2015, the Company amended its credit agreement (as amended, the "Credit Agreement"). The amendment replaced the previous term loan facility and revolving credit facility with a new $450.0 million Term Loan A Facility and a new $500.0 million Revolving Credit Facility, and extended the maturity date of these facilities to July 13, 2020. The Credit Agreement’s debt capacity is limited to an aggregate debt amount (including outstanding term loan principal and revolver commitment amounts in addition to permitted incremental debt) not to exceed $1,425.0 million, unless certain specified conditions set forth in the Credit Agreement are met. The Company incurred $1.6 million of debt extinguishment costs during the third quarter of fiscal 2015 in connection with the refinancing. These costs represent a write-off of previously capitalized deferred financing fees.
The Revolving Credit Facility allows the Company to borrow up to an aggregate amount of $500.0 million, which includes a $200.0 million foreign currency subfacility under which borrowings may be made, subject to certain conditions, in Canadian dollars, British pounds, euros, Hong Kong dollars, Swedish kronor, Swiss francs and such additional currencies as are determined in accordance with the Credit Agreement. The Revolving Credit Facility also includes a $50.0 million swingline subfacility and a $50.0 million letter of credit subfacility. The Company had outstanding letters of credit under the Revolving Credit Facility of $3.8 million and $3.6 million as of January 2, 2016 and January 3, 2015, respectively. These outstanding letters of credit reduce the borrowing capacity under the Revolving Credit Facility.
The interest rates applicable to amounts outstanding under the Term Loan A Facility and to U.S. dollar denominated amounts outstanding under the Revolving Credit Facility will be, at the Company’s option, either (1) the Alternate Base Rate plus an Applicable Margin as determined by the Company’s Consolidated Leverage Ratio, within a range of 0.25% to 1.00%, or (2) the Eurocurrency Rate plus an Applicable Margin as determined by the Company’s Consolidated Leverage Ratio, within a range of 1.25% to 2.00% (all capitalized terms used in this sentence are as defined in the Credit Agreement). The Company has two interest rate swap arrangements that reduce the Company’s exposure to fluctuations in interest rates on its variable rate debt. At January 2, 2016, Term Loan A had a weighted-average interest rate of 2.16%.
The obligations of the Company pursuant to the Credit Agreement are guaranteed by substantially all of the Company’s material domestic subsidiaries and secured by substantially all of the personal and real property of the Company and its material domestic subsidiaries, subject to certain exceptions.
The Credit Agreement also contains certain affirmative and negative covenants, including covenants that limit the ability of the Company and its Restricted Subsidiaries to, among other things: incur or guarantee indebtedness; incur liens; pay dividends or repurchase stock; enter into transactions with affiliates; consummate asset sales, acquisitions or mergers; prepay certain other indebtedness; or make investments, as well as covenants restricting the activities of certain foreign subsidiaries of the Company that hold intellectual property related assets. Further, the Credit Agreement requires compliance with the following financial covenants: a maximum Consolidated Leverage Ratio; a maximum Consolidated Secured Leverage Ratio; and a minimum Consolidated Interest Coverage Ratio (all capitalized terms used in this paragraph are as defined in the Credit Agreement). As of January 2, 2016, the Company was in compliance with all covenants and performance ratios under the Credit Agreement.
The Company has $375.0 million of senior notes outstanding that may be traded in the public market (the “Public Bonds”) that are due on October 15, 2020. The Public Bonds bear interest at 6.125% with the related interest payments due semi-annually. The Public Bonds are guaranteed by substantially all of the Company’s domestic subsidiaries.
The Company has a $5.0 million (or the equivalent amount in Chinese renminbi) revolving line of credit facility that is uncommitted and, therefore, each borrowing against the facility is subject to approval by the lender. There were no borrowings against this facility for all periods presented.
The Company has a capital lease obligation with payments scheduled to continue through February 2022.
The Company included in interest expense the amortization of deferred financing costs of approximately $3.7 million, $ 4.2 million and $6.1 million in fiscal years 2015, 2014 and 2013, respectively.
Annual maturities of debt for the fiscal years subsequent to January 2, 2016 are as follows:

(In millions)	2016	2017	2018	2019	2020	Thereafter
Annual maturities of debt	$16.9	$28.2	$28.2	$45.1	$701.5	$0.1